Leases Obligations relating to Finance Leases (Details) $ in Thousands	9 Months Ended		36 Months Ended
	Sep. 30, 2020 USD ($) vessel lease	Sep. 30, 2019 USD ($)	Jan. 31, 2019	Dec. 31, 2019 USD ($) lease
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability	$ 1,754,557			$ 1,825,692
Payments to Acquire Property, Plant, and Equipment	18,468	$ 98,713
Proceeds from financing related to sale-leaseback of vessels	0	$ 381,526
Current obligations related to finance leases (note 6)	(98,236)			(95,339)
Finance Lease, Liability, Noncurrent	$ 1,656,321			$ 1,730,353
Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Finance Lease, Weighted Average Discount Rate, Percent	7.60%			7.60%
Number Of Vessels Obligated to Purchase | vessel	8
Number Of Sale Leaseback Transactions | vessel	16
November 2018 Sale-leaseback Transaction [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Finance Leased Assets, Number of Units | vessel	4
Debt Covenant Minimum Hull Coverage Ratio Year 1 & 2	100.00%
September 2018 Sale-leaseback Transaction [Member] [Domain] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | vessel	6
Debt Covenant Minimum Hull Coverage Ratio, Year 1	75.00%
Debt Covenant Minimum Hull Coverage Ratio, Year 2	78.00%
Debt Covenant Minimum Hull Coverage Ratio, Years 3 and 4	80.00%
Debt Covenant Minimum Hull Coverage Ratio, Thereafter	90.00%
Suezmax Tanker Sale Leaseback [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Number of Vessels with Purchase Option | vessel	16
July 2017 Sale Leaseback [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | vessel	4
Debt Covenant Minimum Hull Coverage Ratio, Years 1, 2 and 3	90.00%
Period Required to Maintain 90% Hull Coverage Ratio	three years
Debt Covenant Minimum Hull Coverage Ratio, Thereafter	100.00%
Minimum [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms	9
Minimum [Member] | November 2018 Sale-leaseback Transaction [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Actual Hull Coverage Ratio	113.00%			140.00%
Minimum [Member] | September 2018 Sale-leaseback Transaction [Member] [Domain] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Actual Hull Coverage Ratio	87.00%			106.00%
Minimum [Member] | July 2017 Sale Leaseback [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Actual Hull Coverage Ratio	119.00%			110.00%
Maximum | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms	12
Maximum | November 2018 Sale-leaseback Transaction [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Actual Hull Coverage Ratio	156.00%			173.00%
Maximum | September 2018 Sale-leaseback Transaction [Member] [Domain] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Actual Hull Coverage Ratio	104.00%			123.00%
Maximum | July 2017 Sale Leaseback [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Actual Hull Coverage Ratio	141.00%			132.00%
Suezmax, Aframax and LR2 Vessels [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability, Payment, Due	$ 559,700
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	163,600
LNG Carriers [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Imputed Interest Rate			5.10%
LNG Carriers [Member] | Minimum [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms			7.5
LNG Carriers [Member] | Maximum | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms			15
Suezmax, Aframax and LR2 Vessels [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability, Payments, Due Next Twelve Months	14,235
Finance Lease, Liability, Payments, Due Year Two	56,222
Finance Lease, Liability, Payments, Due Year Three	56,213
Finance Lease, Liability, Payments, Due Year Four	56,204
Finance Lease, Liability, Payments, Due Year Five	56,348
Finance Lease, Liability, Payments, Due after Year Five	$ 320,481
Suezmax Tankers [Member] | May 2019 Sale Leaseback [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Year 2	78.00%
Debt Covenant Minimum Hull Coverage Ratio, Years 3 and 4	80.00%
Finance Leased Assets, Number of Units | vessel	2
Actual Hull Coverage Ratio	91.00%			109.00%
Debt Covenant Minimum Hull Coverage Ratio Year 1 & 2	75.00%
Debt Covenant Minimum Hull Coverage Ratio, Thereafter	90.00%
Sales-type lease [Member] | LNG Carriers [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | lease	9			9
Finance Lease, Liability, Payment, Due	$ 1,800,000
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	417,700
Finance Lease, Liability, Payments, Due Next Twelve Months	34,831
Finance Lease, Liability, Payments, Due Year Two	138,601
Finance Lease, Liability, Payments, Due Year Three	136,959
Finance Lease, Liability, Payments, Due Year Four	135,459
Finance Lease, Liability, Payments, Due Year Five	132,011
Finance Lease, Liability, Payments, Due after Year Five	1,198,366
LNG Carriers [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability	1,358,485			$ 1,410,904
Conventional Tankers [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability	396,072			$ 414,788
Finance Lease Obligations [Member] | Suezmax, Aframax and LR2 Vessels [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line	$ 35,000
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line As Percentage Of Debt	5.00%